Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Description of Business and Organization [Line Items]
Schedule of Consolidated VIE and Subsidiaries of the VIE

As of December 31, 2025, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

	Date of	Place of	Percentage of ownership by the Company
Entity	incorporation	incorporation	Direct	Indirect	Principal activities
Subsidiaries:
Pom (HK)	March 12, 2021	Hong Kong	100% owned by the Company	—	Investment holding
Guangzhou WFOE	April 6, 2021	PRC	100% owned by Pom (HK)	—	WFOE, Investment holding

VIE:
Qilekang Digital Health	January 12, 2010	PRC	—	94.86%	Online hospital service and pharmaceutical supply chain

VIE’s subsidiaries:
Guangzhou Qilekang Modern Pharmaceutical Logistics Co., Ltd. (“Modern Logistics”)	October 24, 2002	PRC	—	100% owned by Qilekang Digital Health	Drugs wholesale
Hangzhou Qilekang Pharmaceutical Co., Ltd. (“Hangzhou Qilekang”)	July 27, 2016	PRC	—	100% owned by Qilekang Digital Health	Offline retail pharmacy and drugs wholesale
Nanjing Qilekang Pharmaceutical Co., Ltd. (“Nanjing Qilekang”)	November 13, 2018	PRC	—	80% owned by Qilekang Digital Health	Drugs sales
Suzhou Qilekang Pharmaceutical Co., Ltd. (“Suzhou Qilekang”)	September 2, 2024	PRC	—	100% owned by Qilekang Digital Health	Drugs sales
Guangzhou Qilekang Cloud Technology Co., Ltd. (“Guangzhou Cloud Tech”)	November 5, 2024	PRC	—	100% owned by Qilekang Digital Health	Online service and pharmaceutical supply chain
Guangzhou Pomegranate Cloud Pharma Health Industry Technology Co., Ltd.	February 20, 2025	PRC	—	100% owned by Qilekang Cloud Technology	Drugs sales
Guangzhou Wanggang International Medical Management Co., Ltd.	September 26, 2017	PRC	—	100% owned by Qilekang Cloud Technology	Drugs sales

Schedule of Financial Information for the VIE

The following tables represent the selected financial information for the VIE as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025.

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	US$
Current assets	37,880,384	46,138,392	6,597,704
Non-current assets	8,730,173	2,590,800	370,480
Total assets	46,610,557	48,729,192	6,968,184
Current liabilities	179,145,271	264,182,042	37,777,533
Non-current liabilities	366,763,077	370,685,951	53,007,385
Total liabilities	545,908,348	634,867,993	90,784,918
Net deficit	(499,297,791)	(586,138,801)	(83,816,734)

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	304,852,971	342,557,920	399,914,964	57,187,079
Net loss	(36,949,421)	(37,365,434)	(130,931,921)	(18,723,015)

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash used in operating activities	(45,831,182)	(16,155,582)	(11,414,010)	(1,632,182)
Net cash used in investing activities	(111,891)	(33,373)	(1,607,753)	(229,906)
Net cash provided by financing activities	50,067,178	17,016,080	13,870,644	1,983,476